CONSOLIDATED STATEMENTS OF CHANGES IN (DEFICIT) / EQUITY - USD ($) $ in Thousands	Ordinary Shares	Additional Paid-in Capital	Treasury Shares, at cost	Accumulated Other Comprehensive Loss	Accumulated Deficit	Non-controlling Interests	Forward Contracts	Total
Balance at Dec. 31, 2016	$ 10	$ 236,949	$ (20,806)	$ (579)	$ (149,738)			$ 65,836
Balance (in shares) at Dec. 31, 2016	137,820,605
Increase (Decrease) in Stockholders' Equity
Issuance of ordinary shares upon vesting of nonvested shares	$ 1							1
Issuance of ordinary shares upon vesting of nonvested shares (in shares)	437,830
Exercise of share options		37						37
Exercise of share options (in shares)	293,362
Share-based compensation		1,865						1,865
Repurchase of ordinary shares			(3,101)					(3,101)
Repurchase of ordinary shares (in shares)	(2,886,920)
Net (loss) / income					(9,548)			(9,548)
Foreign currency translation adjustment, net of nil income taxes				380				380
Balance at Dec. 31, 2017	$ 11	238,851	(23,907)	(199)	(159,286)			55,470
Balance (in shares) at Dec. 31, 2017	135,664,877
Increase (Decrease) in Stockholders' Equity
Issuance of ordinary shares upon vesting of nonvested shares (in shares)	453,652
Exercise of share options		13						13
Exercise of share options (in shares)	52,000
Share-based compensation		405						405
Repurchase of ordinary shares			(3,354)					(3,354)
Repurchase of ordinary shares (in shares)	(2,704,988)
Non-controlling interests resulting for acquisition of Ezbuy						$ (4)		(4)
Net (loss) / income					(59,601)	(1)		(59,602)
Foreign currency translation adjustment, net of nil income taxes				(733)				(733)
Balance at Dec. 31, 2018	$ 11	239,269	(27,261)	(932)	(218,887)	(5)		(7,805)
Balance (in shares) at Dec. 31, 2018	134,456,369
Increase (Decrease) in Stockholders' Equity
Issuance of ordinary shares upon vesting of nonvested shares (in shares)	1,813,304
Issuance of ordinary shares upon conversion of convertible promissory notes	$ 3	21,559						21,562
Issuance of ordinary shares upon conversion of convertible promissory notes (in shares)	51,337,958
Exercise of share options (in shares)	93,000
Share-based compensation		2,060						2,060
Repurchase of ordinary shares			(251)					(251)
Repurchase of ordinary shares (in shares)	(485,980)
Net (loss) / income					999	59		1,058
Foreign currency translation adjustment, net of nil income taxes				(512)				(512)
Balance at Dec. 31, 2019	$ 14	$ 262,888	$ (27,512)	$ (1,444)	$ (217,888)	$ 54	$ 15,769	31,881
Balance (in shares) at Dec. 31, 2019	187,214,651
Increase (Decrease) in Stockholders' Equity
Forward contracts							$ 15,769	$ 15,769